Condensed consolidated statement of financial position - EUR (€) € in Millions	Jun. 30, 2024	Dec. 31, 2023
Assets
Cash and cash equivalents	€ 3,894	€ 4,074
Assets held for sale / disposal groups	445	432
Investments	280,911	266,382
Derivatives	889	1,429
Investments in joint ventures	1,522	1,430
Investments in associates	2,889	2,906
Reinsurance contract assets	16,267	16,608
Insurance contract assets	56	185
Deferred tax assets	2,499	2,350
Deferred expenses	466	447
Other assets and receivables	5,463	4,835
Intangible assets	570	504
Total assets	315,870	301,581
Equity and liabilities
Shareholders' equity	6,554	7,475
Other equity instruments	1,938	1,951
Issued capital and reserves attributable to owners of Aegon Ltd.	8,492	9,426
Non-controlling interests	121	129
Group equity	8,613	9,554
Subordinated borrowings	1,595	2,244
Trust pass-through securities	109	111
Reinsurance contract liabilities	497	608
Insurance contract liabilities	183,332	177,446
Investment contract liabilities with discretionary participating features	22,533	21,594
Investment contracts without discretionary participating features	84,427	75,266
Derivatives	2,482	2,479
Borrowings	2,918	2,356
Liabilities held for sale	399	389
Other liabilities	8,963	9,533
Total liabilities	307,256	292,026
Total equity and liabilities	€ 315,870	€ 301,581